As filed with the Securities and Exchange Commission on September 5, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7242

                                THE CUTLER TRUST
                              Two Portland Square
                             Portland, Maine 04101
                                 (207) 879-1900

                           John Y. Keffer, President
                              Two Portland Square
                             Portland, Maine 04101
                                 (207) 879-1900

                    Date of fiscal year end: JUNE 30, 2003

                    Date of reporting period: JUNE 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                     ANNUAL REPORT JUNE 30, 2003
--------------------------------------------------------------------------------
CUTLER VALUE FUND     Cutler & Company, LLC      Forum Shareholder Services, LLC
                      3555 Lear Way                          Two Portland Square
                      Medford, Oregon 97504                Portland, Maine 04101
--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

Enclosed is our annual report for the fiscal year ended June 30, 2003. Last year we described the period as one of unsightly surprises. This year we would characterize as one of tough choices and tough responses. Both the economy and markets have responded rationally. With the return of a measure of stability and rationality, we feel comfortable in returning to our traditional dividend-centered strategy of value investment.

To that end, on April 17, 2003, we merged our Core Fund into our Value Fund. All fund assets now are following our income-oriented value strategy.

Ken Cutler, who had managed our portfolio strategy for those many years when most of you made your investments with Cutler, is again the lead portfolio manager. He is assisted by the Cutler family's third generation of investment managers, Matthew and Erich Patten. Matthew also serves as portfolio manager of Cutler's private equity division. Erich joined following completion of the Masters degree program at the University of Chicago.

We continue to feel confident in the long-term direction of the economy, comfortable with the general market position, and enthusiastic about our capable and harmonious management team. As always, if we can answer any of your questions, or address any of your concerns, please do not hesitate to call upon us.

Sincerely,

/s/ KEN CUTLER                                       /s/ BROOKE ASHLAND

Kenneth R. Cutler                                    Brooke C. Ashland
Chairman of the Board                                Chief Executive Officer
The Cutler Trust                                     Cutler & Company, LLC

--------------------------------------------------------------------------------
CUTLER VALUE FUND


INVESTMENT ADVISOR'S REPORT
JUNE 30, 2003
--------------------------------------------------------------------------------

OUTLOOK

While the past twelve months certainly have had short periods of uncertainty, the trend has been improving consistently, if gradually, both in the economy and in the markets.

The Federal Reserve continues its expansionist policies, and the Bush administration continues its efforts to stimulate the economy. Historically low interest rates, coupled with tax cuts on both long-term gains and dividend income, have added incentives to stock market investing. A sounder tone resonates on Wall Street and seems likely to continue going forward. We anticipate more corporate emphasis on dividends, for the first time in several years, and this of course plays to our strategy.

VALUE FUND

As of June 30,  2003,  the Cutler Value Fund's one year total return was -4.75%,
versus  -1.02%  for  the  Russell   1000(R)  Value  Index  (the  Fund's  primary
benchmark).

The Value Fund's relative underperformance vs. the benchmark for the year reflected, to some degree, the effects of larger-than-normal portfolio turnover during the transition back to our traditional quality-dividend driven process, and merger of our Core Fund into the Value Fund. Since completion of that transition on April 17, 2003, there has been approximately no turnover. The largest losses were General Motors Corp., Honeywell International Inc. and Alcoa, Inc. The best gains were Hewlett-Packard Co., Citigroup, Inc. and Merck & Co., Inc.

We believe that more emphasis on dividends by both corporations and investors will provide a wind at our back going forward as we pursue our dividend-centered strategy of value investment.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PLEASE SEE PAGE THREE FOR ADDITIONAL FUND PERFORMANCE-RELATED DISCLOSURE. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERS AS OF JUNE 30, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS AND DOES NOT CONSTITUTE INVESTMENT ADVICE. (08/03)

--------------------------------------------------------------------------------
CUTLER VALUE FUND


PERFORMANCE COMPARISON
JUNE 30, 2003
--------------------------------------------------------------------------------

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Cutler Value Fund (the "Fund"), including reinvestment of all dividends and distributions, compared with a broad-based securities market index, over the past ten fiscal years. The Russell 1000 Value Index (the "Index") measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment. During the period, certain fees were waived and/or expenses reimbursed; otherwise, total returns would have been lower.

PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                 Cutler Value Fund vs. Russell 1000 Value Index

                          Average Annual Total Return

                                                                  Value
                           One Year   Five Year   Ten Year      6/30/03
                           --------   ---------   --------      -------
Cutler Value Fund           (4.75%)     (0.90%)      8.83%      $23,316
Russell 1000 Value Index    (1.02%)      1.05%      10.68%      $27,578

DATE               CUTLER VALUE FUND  RUSSELL 1000 VALUE INDEX

       6/30/1993              10,000                     10,000
       7/31/1993               9,891                     10,110
       8/31/1993              10,307                     10,475
       9/30/1993              10,183                     10,493
      10/31/1993              10,373                     10,484
      11/30/1993              10,223                     10,266
      12/31/1993              10,328                     10,462
       1/31/1994              10,488                     10,856
       2/28/1994              10,188                     10,485
       3/31/1994               9,832                     10,095
       4/30/1994               9,943                     10,288
       5/31/1994              10,104                     10,407
       6/30/1994               9,893                     10,158
       7/31/1994              10,146                     10,474
       8/31/1994              10,621                     10,775
       9/30/1994              10,368                     10,418
      10/31/1994              10,501                     10,564
      11/30/1994              10,195                     10,138
      12/31/1994              10,412                     10,256
       1/31/1995              10,729                     10,571
       2/28/1995              11,108                     10,990
       3/31/1995              11,323                     11,231
       4/30/1995              11,549                     11,587
       5/31/1995              11,950                     12,073
       6/30/1995              12,102                     12,237
       7/31/1995              12,329                     12,663
       8/31/1995              12,391                     12,842
       9/30/1995              12,936                     13,306
      10/31/1995              12,874                     13,174
      11/30/1995              13,549                     13,842
      12/31/1995              13,868                     14,189
       1/31/1996              14,275                     14,631
       2/29/1996              14,337                     14,742
       3/31/1996              14,423                     14,993
       4/30/1996              14,528                     15,050
       5/31/1996              14,810                     15,238
       6/30/1996              14,886                     15,251
       7/31/1996              14,246                     14,675
       8/31/1996              14,487                     15,094
       9/30/1996              15,298                     15,694
      10/31/1996              15,625                     16,301
      11/30/1996              16,594                     17,483
      12/31/1996              16,210                     17,260
       1/31/1997              16,973                     18,096
       2/28/1997              17,366                     18,363
       3/31/1997              16,796                     17,702
       4/30/1997              17,689                     18,446
       5/31/1997              18,572                     19,476
       6/30/1997              19,528                     20,312
       7/31/1997              20,817                     21,840
       8/31/1997              19,464                     21,062
       9/30/1997              20,498                     22,335
      10/31/1997              20,049                     21,711
      11/30/1997              21,053                     22,671
      12/31/1997              21,600                     23,333
       1/31/1998              21,692                     23,003
       2/28/1998              22,954                     24,551
       3/31/1998              24,233                     26,053
       4/30/1998              24,163                     26,227
       5/31/1998              23,642                     25,838
       6/30/1998              24,391                     26,169
       7/31/1998              23,973                     25,707
       8/31/1998              21,049                     21,882
       9/30/1998              22,079                     23,137
      10/31/1998              23,671                     24,930
      11/30/1998              24,740                     26,091
      12/31/1998              25,480                     26,980
       1/31/1999              25,298                     27,195
       2/28/1999              25,162                     26,811
       3/31/1999              25,636                     27,366
       4/30/1999              28,142                     29,922
       5/31/1999              27,671                     29,593
       6/30/1999              28,806                     30,452
       7/31/1999              28,121                     29,560
       8/31/1999              27,314                     28,464
       9/30/1999              26,115                     27,469
      10/31/1999              27,336                     29,050
      11/30/1999              26,771                     28,822
      12/31/1999              26,317                     28,961
       1/31/2000              25,094                     28,017
       2/29/2000              23,286                     25,935
       3/31/2000              26,590                     29,100
       4/30/2000              26,110                     28,761
       5/31/2000              27,523                     29,064
       6/30/2000              26,140                     27,736
       7/31/2000              26,167                     28,083
       8/31/2000              27,236                     29,646
       9/30/2000              26,690                     29,917
      10/31/2000              27,600                     30,653
      11/30/2000              27,038                     29,515
      12/31/2000              28,597                     30,993
       1/31/2001              29,443                     31,112
       2/28/2001              28,324                     30,247
       3/31/2001              27,510                     29,178
       4/30/2001              29,017                     30,609
       5/31/2001              29,537                     31,297
       6/30/2001              28,485                     30,603
       7/31/2001              28,513                     30,538
       8/31/2001              27,799                     29,315
       9/30/2001              25,682                     27,251
      10/31/2001              25,875                     27,017
      11/30/2001              27,332                     28,588
      12/31/2001              27,685                     29,261
       1/31/2002              26,969                     29,035
       2/28/2002              26,942                     29,082
       3/31/2002              28,239                     30,458
       4/30/2002              26,279                     29,413
       5/31/2002              26,279                     29,561
       6/30/2002              24,478                     27,863
       7/31/2002              21,906                     25,273
       8/31/2002              21,934                     25,464
       9/30/2002              19,154                     22,633
      10/31/2002              21,236                     24,309
      11/30/2002              22,985                     25,841
      12/31/2002              21,428                     24,718
       1/31/2003              21,066                     24,120
       2/28/2003              20,286                     23,477
       3/31/2003              20,174                     23,516
       4/30/2003              21,771                     25,586
       5/31/2003              22,807                     27,238
       6/30/2003              23,316                     27,578

--------------------------------------------------------------------------------
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                         VALUE

          COMMON STOCK - 99.0%

          CONSUMER DISCRETIONARY - 2.8%
   32,250 General Motors Corp.                                      $ 1,161,000
                                                                    -----------

          CONSUMER STAPLES - 11.4%
   52,900 ConAgra Foods, Inc.                                         1,248,440
   23,350 General Mills, Inc.                                         1,107,024
   23,650 Kimberly-Clark Corp.                                        1,233,111
   12,250 Procter & Gamble Co.                                        1,092,455
                                                                    -----------
                                                                      4,681,030
                                                                    -----------

          ENERGY - 7.4%
   22,850 ConocoPhillips                                              1,252,180
   32,360 Exxon Mobil Corp.                                           1,162,048
   14,450 Kerr-McGee Corp.                                              647,360
                                                                    -----------
                                                                      3,061,588
                                                                    -----------

          FINANCIALS - 21.4%
   15,800 Bank of America Corp.                                       1,248,674
   49,600 Bank of New York Co., Inc.                                  1,426,000
   45,500 Citigroup, Inc.                                             1,947,400
   56,450 J.P. Morgan Chase & Co.                                     1,929,460
   54,450 U.S. Bancorp                                                1,334,025
   18,550 Wells Fargo & Co.                                             934,920
                                                                    -----------
                                                                      8,820,479
                                                                    -----------

          HEALTH CARE - 10.0%
   59,000 Bristol-Myers Squibb Co.                                    1,601,850
    8,000 Johnson & Johnson                                             413,600
   26,400 Merck & Co., Inc.                                           1,598,520
   14,650 Pfizer, Inc.                                                  500,298
                                                                    -----------
                                                                      4,114,268
                                                                    -----------


See Notes to Financial Statements.     4

--------------------------------------------------------------------------------
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (concluded)
JUNE 30, 2003
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                          VALUE

          INDUSTRIALS - 15.8%
    8,250 3M Co.                                                     $ 1,064,085
   21,500 Caterpillar, Inc.                                            1,196,690
   18,950 Emerson Electric Co.                                           968,345
   41,600 General Electric Co.                                         1,193,088
   50,150 Honeywell International, Inc.                                1,346,527
   13,050 Union Pacific Corp.                                            757,161
                                                                     -----------
                                                                       6,525,896
                                                                     -----------

          INFORMATION TECHNOLOGY - 2.8%
   54,200 Hewlett-Packard Co.                                          1,154,460
                                                                     -----------

          MATERIALS - 11.5%
   51,850 Alcoa, Inc.                                                  1,322,175
   32,050 Dow Chemical Co.                                               992,268
   28,100 E.I. du Pont de Nemours & Co.                                1,170,084
   22,950 Weyerhaeuser Co.                                             1,239,300
                                                                     -----------
                                                                       4,723,827
                                                                     -----------

          TELECOMMUNICATIONS - 2.8%
   45,750 SBC Communications, Inc.                                     1,168,912
                                                                     -----------

          UTILITIES - 13.1%
   27,900 Consolidated Edison, Inc.                                    1,207,512
   21,100 Exelon Corp.                                                 1,261,991
   66,400 National Fuel Gas Co.                                        1,729,720
   39,150 Southern Co.                                                 1,219,914
                                                                     -----------
                                                                       5,419,137
                                                                     -----------

          TOTAL COMMON STOCK (COST $41,435,551)                       40,830,597
                                                                     -----------

          SHORT-TERM HOLDING - 1.0%
  411,317 Monarch Daily Assets Cash Fund (Cost $411,317)                 411,317
                                                                     -----------

          TOTAL INVESTMENTS IN SECURITIES -100.0%                    $41,241,914
          (COST $41,846,868)                                         -----------
          Other Assets and Liabilities, Net - 0.0%                         8,297
                                                                     -----------
          TOTAL NET ASSETS - 100.0%                                  $41,250,211
                                                                     ===========


See Notes to Financial Statements.     5

--------------------------------------------------------------------------------
CUTLER VALUE FUND


STATEMENT OF ASSETS & LIABILITIES
JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $41,846,868) (Note 2)                      $ 41,241,914
   Receivables:
      Fund shares sold                                                                   755
      Interest and dividends                                                          79,349
   Prepaid expenses                                                                    8,797
                                                                                ------------
Total Assets                                                                      41,330,815
                                                                                ------------
LIABILITIES
   Payables:
      Fund shares redeemed                                                             8,983
      Dividends                                                                        9,534
   Accrued Liabilities:
      Payable to related parties (Note 3)                                             16,069
      Other accrued expenses                                                          46,018
                                                                                ------------
Total Liabilities                                                                     80,604
                                                                                ------------
NET ASSETS                                                                      $ 41,250,211
                                                                                ============
COMPONENTS OF NET ASSETS
   Paid-in capital                                                              $ 60,615,514
   Accumulated distributions in excess of net investment income                       (3,470)
   Accumulated net realized loss on investments                                  (18,756,879)
   Net unrealized depreciation on investments                                       (604,954)
                                                                                ------------
NET ASSETS                                                                      $ 41,250,211
                                                                                ============
NET ASSET VALUE, Offering and Redemption Price Per Share:
  Based on net assets of $41,250,211 and 4,977,224 shares outstanding.                 $8.29
                                                                                ============


See Notes to Financial Statements.     6


--------------------------------------------------------------------------------
CUTLER VALUE FUND


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                              $    654,179
   Interest income                                                                     3,273
                                                                                ------------
Total Investment Income                                                              657,452
                                                                                ------------

EXPENSES
   Investment advisory fees (Note 3)                                                 170,006
   Administration fees (Note 3)                                                       33,749
   Transfer agency fees (Note 3)                                                      20,636
   Shareholder servicing fees (Note 3)                                                   880
   Custody fees (Note 3)                                                               8,579
   Accounting fees (Note 3)                                                           49,552
   Professional fees                                                                  56,345
   Trustees fees and expenses                                                         18,445
   Miscellaneous expenses                                                             47,524
                                                                                ------------
Total Expenses                                                                       405,716
   Fees waived by Adviser (Note 4)                                                  (122,122)
                                                                                ------------
Net Expenses                                                                         283,594
                                                                                ------------
NET INVESTMENT INCOME                                                                373,858
                                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investments                                             (2,856,341)
   Net change in unrealized appreciation (depreciation) of investments             3,066,857
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                               210,516
                                                                                ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    584,374
                                                                                ============


See Notes to Financial Statements.     7

--------------------------------------------------------------------------------
CUTLER VALUE FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Year             Year
                                                                         Ended            Ended
                                                                     June 30, 2003    June 30, 2002
                                                                    ---------------  ---------------

OPERATIONS
  Net investment income                                             $      373,858   $      182,424
  Net realized loss from investments                                    (2,856,341)        (843,805)
  Net change in unrealized appreciation (depreciation) of investments    3,066,857       (2,831,104)
                                                                    ---------------  ---------------
  Increase in net assets resulting from operations                         584,374       (3,492,485)
                                                                    ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                   (376,639)        (185,416)
                                                                    ---------------  ---------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                         3,121,017        3,964,821
  Transactions due to reorganization (Note 1)                           20,681,496                -
  Reinvestment of distributions                                            347,681          167,202
  Redemption of shares                                                  (6,070,627)      (3,234,737)
                                                                    ---------------  ---------------
  Net increase from capital share transactions                          18,079,567          897,286
                                                                    ---------------  ---------------
  Increase (decrease) in net assets                                     18,287,302       (2,780,615)
                                                                    ---------------  ---------------

NET ASSETS
  Beginning of Period                                                   22,962,909       25,743,524
                                                                    ---------------  ---------------
  End of Period (a)                                                 $   41,250,211   $   22,962,909
                                                                    ===============  ===============

SHARE ACTIVITY
  Sale of shares                                                           394,437          419,920
  Transactions due to reorganization (Note 1)                            2,744,243                -
  Reinvestment of distributions                                             45,394           17,428
  Redemption of shares                                                    (801,965)        (323,035)
                                                                    ---------------  ---------------
  Net increase in shares                                                 2,382,109          114,313
                                                                    ===============  ===============
(a) Accumulated distributions in excess of net investment income    $       (3,470)  $       (4,205)
                                                                    ===============  ===============


See Notes to Financial Statements.     8

--------------------------------------------------------------------------------
CUTLER VALUE FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                                     Year Ended June 30,
                                                       -----------------------------------------------------------------------------
                                                                2003            2002        2001            2000            1999

Net Asset Value, Beginning of Period                          $ 8.85         $ 10.38      $ 9.78         $ 18.93         $ 21.02
                                                       --------------   ------------- -----------    ------------   -------------
Investment Operations
  Net investment income                                         0.13            0.08        0.08            0.12            0.14
  Net realized and unrealized gain (loss) on investments       (0.56)(b)       (1.53)       0.79           (1.97)           2.73
                                                       --------------   ------------- -----------    ------------   -------------
Total from Investment Operations                               (0.43)          (1.45)       0.87           (1.85)           2.87
                                                       --------------   ------------- -----------    ------------   -------------

Distributions From
  Net investment income                                        (0.13)          (0.08)      (0.08)          (0.12)          (0.14)
In excess of net investment income                                 -               -           -               -               - (a)
  Net realized gain on investments                                 -               -       (0.19)          (7.18)          (4.82)
                                                       --------------   ------------- -----------    ------------   -------------
Total Distributions                                            (0.13)          (0.08)      (0.27)          (7.30)          (4.96)
                                                       --------------   ------------- -----------    ------------   -------------
Net Asset Value, End of Period                                $ 8.29          $ 8.85     $ 10.38           $9.78          $18.93
                                                       ==============   ============= ===========    ============   =============
Total Return                                                  (4.75%)        (14.07%)      8.97%          (9.25%)         18.10%
Ratios/Supplementary Data
Net assets at the end of year (in thousands)                $ 41,250        $ 22,963    $ 25,744        $ 27,615        $ 40,125
Ratios to Average Net Assets
  Net Expenses                                                 1.25%           1.25%       1.25%           1.25%           1.20%
  Expenses excluding reimbursement/waiver of fees              1.79%           1.50%       1.45%           1.28%           1.20%
  Net investment income                                        1.65%           0.76%       0.56%           1.01%           0.80%
Portfolio Turnover Rate                                          61%             46%         60%             66%            110%

----------------------------------------------------

(a)  Amount rounds to less than $0.01.
(b) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time. See Note 1.


See Notes to Financial Statements.     9

--------------------------------------------------------------------------------
CUTLER VALUE FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

     The Cutler Trust was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. On February 3, 2003, the Board approved the tax-free reorganization of the Cutler Core Fund (the "Core Fund") into the Cutler Value Fund (the "Fund") pursuant to an Agreement and Plan of Reorganization between the two funds. The reorganization of the funds was approved by shareholders of the Core Fund on April 15, 2003. On April 17, 2003 the Core Fund contributed all of its assets and liabilities to the Fund for ownership in the Fund. The Core Fund then distributed to its shareholders of record all shares of the Fund received by the Core Fund. The acquisition of net assets and unrealized gain/loss from this transaction was as follows:

       CONTRIBUTING ENTITY        DATE OF CONTRIBUTION      NET ASSETS       SHARES ISSUED      UNREALIZED LOSS
       -------------------        --------------------      ----------       -------------      ---------------
         Cutler Core Fund            April 17, 2003         $20,681,496        2,744,243          $2,508,485*

     *Included in Net Aseets.

     Under its Trust Instrument, the Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. The Fund commenced operations on December 30, 1992.

     The investment objective of the Fund is current income and long-term capital appreciation.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Fund:

     SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Short-term instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

--------------------------------------------------------------------------------
CUTLER VALUE FUND


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's Investment Adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND REALIZED GAIN AND LOSS - Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes.

     RECLASSIFICATION  OF  CAPITAL  ACCOUNTS  - On the  Statement  of Assets and
     Liabilities,   as  a   result   of   permanent   book-to-tax   differences,
     reclassification adjustments were made as follows:

         Accumulated Net Investment Income      $      3,516
         Accumulated Net Realized Loss           (14,500,231)
         Paid-in-Capital                          14,496,715

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     FEDERAL TAXES - The Fund intends to qualify each year as a registered investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

     The Fund has capital loss carryovers of $2,082,484 expiring in June 2009, $7,402,392 expiring in June 2010, and $5,747,725 expiring in June 2011 that are available to offset future capital gains. As a result fo the reorganization, the Fund has an annual capital loss carryforward limitation. Of the $15,232,601 of capital losses, $6,211,352 has an annual limitation of $758,242.

     For tax purposes, the Fund has a current year deferred post-October capital loss of $3,235,642. The loss will be realized for tax purposes on the first business day of the Fund's next tax year.

--------------------------------------------------------------------------------
CUTLER VALUE FUND


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICE PROVIDERS

     Cutler & Company, LLC ("Adviser") serves as the Fund's investment adviser. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

     Forum Administrative Services, LLC ("FAdS") serves as the Fund's administrator, for which it receives compensation at an annual rate of 0.10% of the Fund's average daily net assets (with a minimum annual fee of $40,000 commencing November 1, 2002). Pursuant to the Shareholder Service Plan, certain service providers receive fees, not to exceed 0.25% per year of the average daily net assets they hold. FAdS pays these fees and the Fund reimburses FAdS. Forum Shareholder Services, LLC, an affiliate of FAdS, serves as the Fund's transfer agent and dividend disbursing agent, for which it receives an annual fee of $18,000 (prior to November 1, 2002, the annual fee was $12,000), plus certain other fees and expenses. Forum Accounting Services, LLC, an affiliate of FAdS, serves as the fund accountant, for which it receives an annual fee of $48,000 (prior to November 1, 2002, the annual fee was $36,000), subject to adjustments for the number and type of portfolio transactions, plus certain other fees and expenses. Forum Fund Services, LLC ("FFS"), a registered broker-dealer, a member of the National Association of Securities Dealers, Inc., and an affiliate of FAdS, acts as the distributor for the Fund. FFS receives no compensation for its services. Forum Trust, LLC ("Forum Trust"), an affiliate of FAdS serves as the Fund's custodian and may employ subcustodians to provide custody of the Fund's domestic assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of the average daily net assets (this fee decreases if the Fund assets exceed $1 billion), plus $3,600 per year account maintenance fees, plus certain other fees and expenses.

NOTE 4.  WAIVER OF FEES

     The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses, if total expenses exceed 1.25% of average net assets, through October 31, 2003.

     The Adviser contractually waived fees of $122,122 for the year ended June 30, 2003.

--------------------------------------------------------------------------------
CUTLER VALUE FUND


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) totaled $36,162,984 and $14,307,131, respectively, for the year ended June 30, 2003.

     For federal income tax purposes, the tax basis of investment securities owned as of June 30, 2003, was $42,135,503 and the net unrealized depreciation was $893,589. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $2,528,991, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $3,422,580.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

     As of June 30, 2003, the components of distributable earnings on as tax basis were as follows:

         Distributions in Excess of Net Investment Income     $      (3,470)
         Capital and Other Losses                               (18,468,244)
         Unrealized Depreciation                                   (893,589)
                                                              --------------
         Total                                                $ (19,365,303)
                                                              ==============

     The tax character of distributions paid during 2003 and 2002 were as follows:

                                      2003           2002
                                      ----           ----
         Ordinary Income            $376,639       $185,416

--------------------------------------------------------------------------------
CUTLER VALUE FUND


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


To the Board of Trustees of Cutler Trust and Shareholders of
Cutler Value Fund:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cutler Value Fund (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by the management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cutler Value Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 9, 2003

--------------------------------------------------------------------------------
CUTLER VALUE FUND


TAX INFORMATION AND TRUSTEES AND OFFICERS (unaudited)
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - The Fund paid ordinary income dividends of $376,639 for the tax year ended June 30, 2003. The Fund designates 100% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and for the qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

CAPITAL GAIN DIVIDENDS - The Fund did not declare long-term capital gain dividends for the tax year ended June 30, 2003.

TRUSTEES AND OFFICERS OF THE TRUST

------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                                POSITION     LENGTH OF                PRINCIPAL                COMPLEX            OTHER
NAME,                           WITH THE       TIME                 OCCUPATION(S)              OVERSEEN       DIRECTORSHIPS
DATE OF BIRTH AND ADDRESS        TRUST        SERVED 1           DURING PAST 5 YEARS          BY TRUSTEE     HELD BY TRUSTEES
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
INTERESTED TRUSTEES
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
John Y. Keffer 2               Trustee     1992-          Member and Director, Forum              1          Chairman
Born:  July 1942               President   Present        Financial Group, LLC (a mutual                     Monarch Funds
Two Portland Square                                       fund services holding company)
Portland, ME 04101
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
Kenneth R. Cutler              Trustee     1992-          Chief Investment Officer since          1               None
Born:  March 1920              Chairman    Present        2003, Investment Committee
3555 Lear Way                                             Member since 1999, and Portfolio
Medford, OR 97504-9759                                    Manager 1977-1999, 2003,
                                                          Cutler & Company, LLC
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
DISINTERESTED TRUSTEES
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
Dr. Hatten S. Yoder, Jr. 3     Trustee     1992-          Director Emeritus, Geophysical          1               None
Born:  March 1921                          Present        Laboratory, Carnegie
6709 Melody Lane                                          Institution of Washington since
Bethesda, MD 20817-3152                                   1948;
                                                          Consultant, Los Alamos National
                                                          Laboratory, since 1972
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
Robert B. Watts, Jr.           Trustee     1996-          Counsel, Northhaven Associates          1               None
Born:  December 1930                       Present        since 1985
2230 Brownsboro Highway
Eagle Point, OR 97524
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------

-----------------------------
1    Each Trustee and Officer holds office until he or she resigns,  is removed, or a successor is elected and qualified.
2    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust.
3    Subsequent to the end of the fiscal year, but prior to the issuance of this report,  Dr. Hatten S. Yoder passed away. The  Nominating  Committee of the
     Board of Trustees is in the process of selecting one or more candidates for
     Trustee.


                                       15


--------------------------------------------------------------------------------
CUTLER VALUE FUND


TAX INFORMATION AND TRUSTEES AND OFFICERS (unaudited)(concluded)
--------------------------------------------------------------------------------

------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                                POSITION     LENGTH OF                PRINCIPAL                COMPLEX            OTHER
NAME,                           WITH THE       TIME                 OCCUPATION(S)              OVERSEEN       DIRECTORSHIPS
DATE OF BIRTH AND ADDRESS        TRUST        SERVED 1           DURING PAST 5 YEARS          BY TRUSTEE     HELD BY TRUSTEES
------------------------------ ----------- -------------- --------------------------------- ------------- ---------------------
DISINTERESTED TRUSTEES
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------
Robert E. Clarke               Trustee      May 2002-       Retired                                1              None
Born:  May 1922                             Present
3152 Arnold Palmer Way
Medford, OR 97504
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------
OFFICERS
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------
Brooke C. Ashland              Vice         June 2002-      Chief Executive Officer or            N/A             N/A
Born:  December 1951           President    Present         Chairman of the Board
3555 Lear Way                                               since 1995,
Medford, OR 97504-9759                                      Cutler & Company, LLC
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------
Carol S. Fischer               Vice          1996-          Chief Operating Officer,              N/A             N/A
Born:  December 1955           President/    Present        Cutler & Company, LLC since
3555 Lear Way                  Assistant                    1994
Medford, OR 97504-9759         Secretary/
                               Assistant
                               Treasurer
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------
Stacey E. Hong                 Treasurer    June 2002-      Director, Forum Accounting            N/A             N/A
Born:  May 1966                             Present         Services, LLC since 1998,
Two Portland Square                                         with which he has been
Portland, ME 04101                                          associated since 1992
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------
D. Blaine Riggle               Secretary    1998-           Relationship Manager and              N/A             N/A
Born:  November 1966                        Present         Counsel, Forum Financial
Two Portland Square                                         Group, LLC since 1998
Portland, ME 04101
------------------------------ ------------ --------------- ------------------------------- ------------- --------------------

-----------------------------
The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (888) 288-5374.

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

                                                               CUTLER VALUE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS
JUNE 30, 2003
--------------------------------------------------------------------------------


                                                PAGE
Chairman's Letter to the Shareholders.............1
Investment Advisor's Report.......................2
Performance Comparison............................3          CUTLER VALUE FUND
Cutler Value Fund Portfolio.......................4
Statement of Assets and Liabilities...............6
Statement of Operations...........................7
Statements of Changes in Net Assets...............8
Financial Highlights (Per Share Data).............9
Notes to Financial Statements....................10
Report of Independent Auditors'..................14
Tax Information and Trustees and Officers........15

                   Distributor
             Forum Fund Services, LLC

              CUTLER & COMPANY, LLC
              INVESTMENT MANAGEMENT

         INVESTMENT ADVISER TO THE TRUST
                                                               ANNUAL REPORT
         3555 Lear Way, Medford, OR 97504                      -------------
         (800) 228-8537 o (541) 770-9000
               Fax: (541) 779-0006                             June 30, 2003
                 info@cutler.com

-------------------------------------------------------
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors in the Fund
unless preceded or accompanied by an effective
prospectus, which includes information regarding the
Fund's objectives and policies, risks, management
experience, and other information.
-------------------------------------------------------

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) - The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).